UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2012

Item 1. Reports to Stockholders

Semiannual report Delaware Core Plus Bond Fund January 31, 2012 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Core Plus Bond Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Core Plus Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation	3
Statement of net assets	5
Statement of assets and liabilities	33
Statement of operations	34
Statements of changes in net assets	36
Financial highlights	38
Notes to financial statements	48
Other Fund information	67
About the organization	71

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from August 1, 2011 to January 31, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2011 to January 31, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Core Plus Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/11	1/31/12	Expense Ratio	8/1/11 to 1/31/12*
Actual Fund return
Class A	$1,000.00	$1,031.30	0.90%	$4.60
Class B	1,000.00	1,027.50	1.65%	8.41
Class C	1,000.00	1,027.40	1.65%	8.41
Class R	1,000.00	1,030.00	1.15%	5.87
Institutional Class	1,000.00	1,032.60	0.65%	3.32
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.61	0.90%	$4.57
Class B	1,000.00	1,016.84	1.65%	8.36
Class C	1,000.00	1,016.84	1.65%	8.36
Class R	1,000.00	1,019.36	1.15%	5.84
Institutional Class	1,000.00	1,021.87	0.65%	3.30

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Security type/sector allocation
Delaware Core Plus Bond Fund	As of January 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	2.68%
Agency Mortgage-Backed Securities	16.80%
Commercial Mortgage-Backed Securities	4.26%
Convertible Bonds	0.21%
Corporate Bonds	38.82%
Banking	4.23%
Basic Industry	5.33%
Brokerage	0.25%
Capital Goods	0.61%
Communications	4.74%
Consumer Cyclical	2.33%
Consumer Non-Cyclical	5.45%
Electric	4.47%
Energy	2.98%
Finance Companies	1.40%
Insurance	1.20%
Natural Gas	2.45%
Real Estate	1.52%
Technology	1.27%
Transportation	0.59%
Non-Agency Asset-Backed Securities	1.95%
Non-Agency Collateralized Mortgage Obligations	0.30%
Regional Bonds	1.98%
Senior Secured Loans	3.01%
Sovereign Bonds	3.29%
Supranational Banks	0.11%
U.S. Treasury Obligations	20.99%
Preferred Stock	0.32%
Short-Term Investments	23.32%

Security type/sector allocation
Delaware Core Plus Bond Fund

Security type/sector	Percentage of net assets
Securities Lending Collateral	0.08%
Total Value of Securities	118.12%
Options Written	(0.00%)
Obligation to Return Securities Lending Collateral	(0.09%)
Other Liabilities Net of Receivables and Other Assets	(18.03%)
Total Net Assets	100.00%

Statement of net assets
Delaware Core Plus Bond Fund	January 31, 2012 (Unaudited)

		Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations – 2.68%
	Fannie Mae Grantor Trust
	Series 2002-T1 A2 7.00% 11/25/31	USD	68,031	$81,668
	Fannie Mae Interest Strip
	Series 35-2 12.00% 7/1/18		33,874	39,142
	Fannie Mae REMICs
	Series 1988-15 A 9.00% 6/25/18		636	708
	Series 1996-46 ZA 7.50% 11/25/26		90,070	102,093
	Series 2002-83 GH 5.00% 12/25/17		464,154	496,404
	Series 2011-80 CB 4.00% 8/25/26		1,953,713	2,130,912
•	Fannie Mae Whole Loan
	Series 2002-W1 2A 7.096% 2/25/42		85,747	100,978
	Freddie Mac REMICs
	Series 2557 WE 5.00% 1/15/18		300,000	324,546
	Series 2662 MA 4.50% 10/15/31		13,818	13,878
	Series 3131 MC 5.50% 4/15/33		200,000	213,231
	Series 3173 PE 6.00% 4/15/35		325,000	353,404
	Series 3337 PB 5.50% 7/15/30		55,550	55,609
	Series 3656 PM 5.00% 4/15/40		235,000	271,007
w	Freddie Mac Structured Pass Through Securities
	Series T-42 A5 7.50% 2/25/42		32,417	39,458
	GNMA
	Series 2010-42 PC 5.00% 7/20/39		545,000	629,948
	Series 2010-113 KE 4.50% 9/20/40		245,000	275,160
	NCUA Guaranteed Notes
	Series 2010-C1 A2 2.90% 10/29/20		80,000	85,180
Total Agency Collateralized Mortgage Obligations
	(cost $4,962,725)			5,213,326

Agency Mortgage-Backed Securities – 16.80%
	Fannie Mae 10.50% 6/1/30		10,917	11,239
•	Fannie Mae ARM
	5.049% 8/1/35		54,723	58,453
	5.139% 11/1/35		91,213	96,842
	6.276% 7/1/36		164,618	177,229
	Fannie Mae S.F. 15 yr
	3.00% 11/1/26		70,313	73,419
	3.50% 11/1/26		255,013	268,665
	4.00% 7/1/25 to 11/1/25		581,956	621,088
	5.00% 5/1/21		128,752	139,308
	8.00% 10/1/16		58,478	63,146

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 15 yr TBA
	3.00% 2/1/27	USD	3,252,000	$3,389,703
	3.50% 2/1/27 to 3/1/27		2,890,000	3,039,884
	Fannie Mae S.F. 20 yr 5.50% 8/1/28		427,431	465,290
	Fannie Mae S.F. 30 yr
	4.00% 1/1/42		459,372	486,252
	5.00% 12/1/36 to 2/1/38		455,935	492,809
	6.00% 11/1/37 to 7/1/38		506,177	557,947
	8.00% 2/1/30		21,212	21,976
	10.00% 7/1/20 to 2/1/25		142,563	166,735
	Fannie Mae S.F. 30 yr TBA
	3.50% 2/1/42 to 3/1/42		7,195,000	7,468,828
	4.00% 3/1/42 to 4/1/42		2,230,000	2,349,527
	5.50% 2/1/42 to 4/1/42		4,410,000	4,792,019
	6.00% 2/1/42 to 4/1/42		6,325,000	6,945,583
•	Freddie Mac ARM
	2.495% 7/1/36		59,207	62,822
	5.814% 10/1/36		149,005	159,157
	Freddie Mac S.F. 15 yr
	5.00% 6/1/18 to 1/1/24		124,359	133,306
	5.50% 8/1/23		80,201	86,889
	Freddie Mac S.F. 30 yr
	8.00% 5/1/31		108,742	130,863
	10.00% 1/1/19		10,669	12,594
	11.50% 6/1/15 to 3/1/16		22,064	24,378
	GNMA I GPM 12.25% 3/15/14		4,221	4,247
	GNMA I S.F. 15 yr 6.50% 7/15/14		29,958	32,876
	GNMA I S.F. 30 yr
	7.50% 1/15/32		13,118	15,397
	8.00% 5/15/30		13,367	13,803
	9.50% 10/15/19 to 3/15/23		35,364	40,908
	10.00% 9/15/18		8,536	8,452
	11.00% 8/15/15 to 9/15/15		9,173	9,331
	11.50% 7/15/15		1,468	1,475
	12.00% 2/15/13 to 11/15/15		57,617	58,516
	12.50% 11/15/13 to 1/15/16		23,414	23,872
	GNMA II GPM 10.75% 3/20/16		4,523	4,546

		Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	GNMA II S.F. 30 yr
	7.50% 9/20/30	USD	19,913	$23,907
	8.00% 6/20/30		10,293	12,502
	10.00% 11/20/15 to 6/20/21		27,066	31,567
	10.50% 3/20/16 to 2/20/21		40,130	41,613
	11.00% 5/20/15 to 7/20/19		901	904
	12.00% 3/20/14 to 5/20/15		3,262	3,495
	12.50% 10/20/13 to 7/20/15		11,403	11,835
Total Agency Mortgage-Backed Securities
	(cost $32,375,926)			32,635,197

Commercial Mortgage-Backed Securities – 4.26%
#	American Tower Trust Series 2007-1A AFX
	144A 5.42% 4/15/37		300,000	318,732
	Bank of America Merrill Lynch Commercial
	Mortgage Securities
	•Series 2004-3 A5 5.731% 6/10/39		143,197	154,994
	Series 2004-5 A3 4.561% 11/10/41		8,647	8,644
	•Series 2005-1 A5 5.333% 11/10/42		80,000	88,023
	•Series 2005-6 A4 5.366% 9/10/47		40,000	44,812
	•Series 2006-2 A4 5.921% 5/10/45		115,000	130,845
	Series 2006-4 A4 5.634% 7/10/46		200,000	224,691
•	Bear Stearns Commercial Mortgage Securities
	Series 2005-T20 A4A 5.299% 10/12/42		60,000	66,988
	Series 2006-PW12 A4 5.902% 9/11/38		55,000	62,628
#	CFCRE Commercial Mortgage Trust
	Series 2011-C1 A2 144A 3.759% 4/15/44		100,000	105,641
•w	Commercial Mortgage Pass Through Certificates
	Series 2005-C6 A5A 5.116% 6/10/44		210,000	232,497
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB 5.594% 2/15/39		91,810	97,020
#	DBUBS Mortgage Trust 144A
	Series 2011-LC1A A3 5.002% 11/10/46		350,000	400,991
	•Series 2011-LC1A C 5.728% 11/10/46		100,000	99,781
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A6 5.396% 8/10/38		405,000	437,598
	Series 2005-GG4 A4A 4.751% 7/10/39		350,000	378,860
	•Series 2006-GG6 A4 5.553% 4/10/38		435,000	481,872
	#Series 2010-C1 A2 144A 4.592% 8/10/43		145,000	161,591
	•#Series 2010-C1 C 144A 5.635% 8/10/43		300,000	276,071

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
•	Greenwich Capital Commercial Funding
	Series 2005-GG5 A5 5.224% 4/10/37	USD	340,000	$369,952
•	JPMorgan Chase Commercial Mortgage Securities
	Series 2005-LDP3 A4A 4.936% 8/15/42		235,000	258,793
	Series 2005-LDP4 A4 4.918% 10/15/42		125,000	137,007
	Series 2005-LDP5 A4 5.373% 12/15/44		480,000	537,498
	Lehman Brothers-UBS Commercial Mortgage
	Trust Series 2004-C1 A4 4.568% 1/15/31		180,000	189,415
	Merrill Lynch Mortgage Trust
	Series 2005-CIP1 A2 4.96% 7/12/38		90,965	92,111
	•Series 2005-CKI1 A6 5.391% 11/12/37		300,000	335,466
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A 4.989% 8/13/42		592,000	649,771
	•Series 2007-T27 A4 5.792% 6/11/42		1,225,000	1,421,087
#	OBP Depositor Trust Series 2010-OBP A 144A
	4.646% 7/15/45		120,000	135,558
#	Timberstar Trust Series 2006-1A A 144A
	5.668% 10/15/36		210,000	236,658
#	WF-RBS Commercial Mortgage Trust
	Series 2011-C3 A4 144A 4.375% 3/15/44		135,000	147,449
Total Commercial Mortgage-Backed Securities
(cost $7,439,968)				8,283,044

Convertible Bonds – 0.21%
Φ	Hologic 2.00% exercise price $38.59,
	expiration date 12/15/37		170,000	166,813
	Linear Technology 3.00% exercise price $43.39,
	expiration date 5/1/27		225,000	240,750
Total Convertible Bonds (cost $359,359)				407,563

Corporate Bonds – 38.82%
Banking – 4.23%
	Abbey National Treasury Services
	4.00% 4/27/16		120,000	116,551
	Bank of America 5.70% 1/24/22		720,000	747,221
	BB&T 5.25% 11/1/19		227,000	252,122
•	BB&T Capital Trust IV 6.82% 6/12/57		60,000	60,825

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
•	Bear Stearns 4.947% 12/7/12	AUD	200,000	$210,734
•	Branch Banking & Trust 0.862% 9/13/16	USD	280,000	259,813
	City National 5.25% 9/15/20		160,000	160,772
@#	CoBank 144A 7.875% 4/16/18		250,000	300,659
	Export-Import Bank of Korea 5.00% 4/11/22		200,000	206,572
	Fifth Third Bancorp 3.625% 1/25/16		175,000	182,572
•	Fifth Third Capital Trust IV 6.50% 4/15/37		510,000	508,725
	Goldman Sachs Group 5.75% 1/24/22		120,000	124,620
#	HSBC Bank 144A 3.10% 5/24/16		590,000	603,587
	HSBC Holdings 4.875% 1/14/22		50,000	53,856
	JPMorgan Chase 4.50% 1/24/22		155,000	160,045
	JPMorgan Chase Bank 6.00% 10/1/17		250,000	277,952
	JPMorgan Chase Capital XXV 6.80% 10/1/37		266,000	271,018
	KeyBank 5.45% 3/3/16		500,000	551,267
	KeyCorp 5.10% 3/24/21		280,000	304,964
	Korea Development Bank 8.00% 1/23/14		195,000	215,130
	PNC Bank 6.875% 4/1/18		250,000	293,267
	PNC Funding
	5.125% 2/8/20		210,000	241,755
	5.25% 11/15/15		225,000	244,961
	SunTrust Banks 3.50% 1/20/17		440,000	451,381
	SVB Financial Group 5.375% 9/15/20		150,000	154,642
	U.S. Bank North America 4.95% 10/30/14		250,000	274,821
•	USB Capital IX 3.50% 10/29/49		595,000	445,923
	Wachovia
	•0.937% 10/15/16		95,000	84,780
	5.25% 8/1/14		105,000	112,880
	Wachovia Bank North America 5.60% 3/15/16		265,000	289,274
	Zions Bancorp 7.75% 9/23/14		55,000	59,198
				8,221,887
Basic Industry – 5.33%
	AK Steel 7.625% 5/15/20		235,000	233,238
	Alcoa
	5.40% 4/15/21		350,000	368,130
	6.75% 7/15/18		235,000	271,617
	ArcelorMittal 9.85% 6/1/19		555,000	655,229
	Barrick North America Finance 4.40% 5/30/21		585,000	645,209
	CF Industries 7.125% 5/1/20		275,000	330,000
#	Codelco 144A 3.75% 11/4/20		1,161,000	1,213,910

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Dow Chemical
	4.125% 11/15/21	USD	360,000	$379,625
	8.55% 5/15/19		479,000	635,871
	Ecolab
	3.00% 12/8/16		600,000	635,103
	5.50% 12/8/41		455,000	526,399
	Georgia-Pacific
	8.00% 1/15/24		560,000	728,745
	#144A 5.40% 11/1/20		50,000	56,621
	Hexion Finance 8.875% 2/1/18		160,000	160,400
	International Paper
	4.75% 2/15/22		310,000	335,759
	9.375% 5/15/19		160,000	211,605
#	Kinross Gold 144A 5.125% 9/1/21		145,000	146,591
#	Newcrest Finance 144A 4.45% 11/15/21		85,000	86,147
	Novelis 8.75% 12/15/20		135,000	151,538
	Rio Tinto Finance USA 3.75% 9/20/21		545,000	585,614
#	Taminco Global Chemical 144A 9.75% 3/31/20		940,000	963,500
	Teck Resources
	4.75% 1/15/22		140,000	154,855
	6.25% 7/15/41		245,000	289,172
	9.75% 5/15/14		54,000	63,687
	Vale Overseas 4.375% 1/11/22		520,000	525,317
				10,353,882
Brokerage – 0.25%
	Jefferies Group
	6.25% 1/15/36		40,000	34,800
	6.45% 6/8/27		60,000	54,900
	Lazard Group 6.85% 6/15/17		366,000	395,783
				485,483
Capital Goods – 0.61%
	Ball 5.75% 5/15/21		495,000	534,601
•#	Cemex 144A 5.579% 9/30/15		150,000	125,250
#	Meccanica Holdings USA 144A 6.25% 7/15/19		180,000	153,465
	Republic Services 5.70% 5/15/41		5,000	5,848
	Stanley Black & Decker 3.40% 12/1/21		160,000	165,845
#	Votorantim Cimentos 144A 7.25% 4/5/41		200,000	204,000
				1,189,009

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications – 4.74%
	America Movil 5.00% 3/30/20	USD	535,000	$604,928
	American Tower 5.90% 11/1/21		605,000	652,372
#	Brasil Telecom 144A 9.75% 9/15/16	BRL	1,700,000	971,206
#	Clearwire Communications 144A
	12.00% 12/1/15	USD	220,000	208,450
	Cricket Communications 7.75% 10/15/20		150,000	143,250
#	Crown Castle Towers 144A 4.883% 8/15/20		915,000	954,448
	DIRECTV Holdings 5.00% 3/1/21		200,000	220,390
	DISH 7.875% 9/1/19		115,000	133,113
	Intelsat Bermuda 11.25% 2/4/17		525,000	531,563
#	Nara Cable Funding 144A 8.875% 12/1/18		500,000	477,500
	NBCUniversal Media 4.375% 4/1/21		560,000	609,133
	Qwest
	6.75% 12/1/21		355,000	394,712
	8.375% 5/1/16		345,000	403,451
	Sprint Nextel
	6.00% 12/1/16		110,000	97,625
	8.375% 8/15/17		130,000	121,550
	Telecom Italia Capital 5.25% 10/1/15		120,000	116,250
	Telefonica Emisiones
	5.462% 2/16/21		35,000	34,834
	6.421% 6/20/16		190,000	203,683
	Time Warner Cable 8.25% 4/1/19		385,000	496,843
#	UPCB Finance III 144A 6.625% 7/1/20		250,000	256,250
#	VimpelCom Holdings 144A 7.504% 3/1/22		200,000	189,000
	Virgin Media Secured Finance 6.50% 1/15/18		500,000	540,000
#	Vivendi 144A 6.625% 4/4/18		247,000	278,011
#	Wind Acquisition Finance 144A 11.75% 7/15/17		95,000	94,525
#	WPP Finance 2010 144A 4.75% 11/21/21		465,000	478,599
				9,211,686
Consumer Cyclical – 2.33%
	CVS Caremark 5.75% 5/15/41		150,000	180,752
#	Daimler Finance North America 144A
	2.95% 1/11/17		150,000	152,864
	Ford Motor Credit
	5.00% 5/15/18		200,000	207,445
	12.00% 5/15/15		200,000	251,000

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
#	FUEL Trust 144A 3.984% 6/15/16	USD	200,000	$203,860
	Historic TW 6.875% 6/15/18		485,000	588,899
	Host Hotels & Resorts
	5.875% 6/15/19		75,000	80,063
	6.00% 11/1/20		95,000	101,769
	#144A 6.00% 10/1/21		98,000	105,105
	Johnson Controls 3.75% 12/1/21		560,000	582,931
	Macy’s Retail Holdings
	3.875% 1/15/22		310,000	318,236
	5.90% 12/1/16		354,000	409,171
	MGM Resorts International
	11.125% 11/15/17		215,000	245,638
	11.375% 3/1/18		125,000	144,063
	13.00% 11/15/13		55,000	64,556
	Target 2.90% 1/15/22		570,000	577,441
	Western Union 3.65% 8/22/18		110,000	112,930
	Wyndham Worldwide
	5.625% 3/1/21		90,000	95,211
	5.75% 2/1/18		105,000	111,795
				4,533,729
Consumer Non-Cyclical – 5.45%
	Amgen 3.45% 10/1/20		330,000	339,236
#	Aristotle Holding 144A
	3.50% 11/15/16		360,000	370,613
	4.75% 11/15/21		115,000	121,930
	Becton, Dickinson 3.125% 11/8/21		425,000	443,038
	Bio-Rad Laboratories 4.875% 12/15/20		30,000	31,968
	Boston Scientific 6.00% 1/15/20		130,000	148,228
	CareFusion 6.375% 8/1/19		475,000	561,626
	Celgene
	2.45% 10/15/15		250,000	255,400
	3.95% 10/15/20		45,000	46,852
	Del Monte 7.625% 2/15/19		90,000	88,988
	DENTSPLY International 4.125% 8/15/21		120,000	126,108
	Dr. Pepper Snapple Group 3.20% 11/15/21		20,000	20,448
	Express Scripts 3.125% 5/15/16		395,000	409,259
	General Mills 3.15% 12/15/21		155,000	158,111
#	Grupo Bimbo 144A 4.50% 1/25/22		470,000	480,875

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Hospira 6.40% 5/15/15	USD	125,000	$136,659
#	JBS 144A 8.25% 2/1/20		500,000	505,000
•	Kraft Foods 1.457% 7/10/13		240,000	240,920
	Medco Health Solutions
	4.125% 9/15/20		100,000	101,417
	7.125% 3/15/18		460,000	543,139
#	Mylan 144A 6.00% 11/15/18		245,000	254,188
	PerkinElmer 5.00% 11/15/21		85,000	89,412
#	Pernod-Ricard 144A
	2.95% 1/15/17		450,000	458,610
	4.45% 1/15/22		465,000	486,736
	5.50% 1/15/42		150,000	158,321
	Quest Diagnostics
	4.70% 4/1/21		515,000	566,065
	4.75% 1/30/20		25,000	27,420
#	SABMiller Holdings 144A 3.75% 1/15/22		870,000	907,547
	Safeway 4.75% 12/1/21		535,000	559,390
	Sara Lee 4.10% 9/15/20		67,000	68,221
	Smucker (J.M.) 3.50% 10/15/21		160,000	166,699
	Teva Pharmaceutical Finance IV
	3.65% 11/10/21		485,000	514,084
#	Woolworths 144A
	3.15% 4/12/16		155,000	161,267
	4.55% 4/12/21		455,000	494,902
	Yale University 2.90% 10/15/14		250,000	265,271
	Zimmer Holdings 4.625% 11/30/19		240,000	266,499
				10,574,447
Electric – 4.47%
	Ameren Illinois 9.75% 11/15/18		769,000	1,024,694
#	American Transmission Systems 144A
	5.25% 1/15/22		225,000	254,225
	Baltimore Gas & Electric 3.50% 11/15/21		185,000	190,740
	CenterPoint Energy 5.95% 2/1/17		165,000	188,358
#	Centrais Eletricas Brasileiras 144A
	5.75% 10/27/21		200,000	211,400
	CMS Energy
	4.25% 9/30/15		95,000	98,013
	6.25% 2/1/20		635,000	691,957

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
	ComEd Financing III 6.35% 3/15/33	USD	175,000	$176,770
	Commonwealth Edison
	3.40% 9/1/21		820,000	869,642
	4.00% 8/1/20		45,000	49,489
	Florida Power 5.65% 6/15/18		40,000	48,457
	Ipalco Enterprises 5.00% 5/1/18		75,000	74,344
	Jersey Central Power & Light 5.625% 5/1/16		75,000	85,072
	LG&E & KU Energy
	3.75% 11/15/20		115,000	116,034
	#144A 4.375% 10/1/21		380,000	390,418
	National Rural Utilities Cooperative Finance
	3.05% 2/15/22		115,000	116,702
•	NextEra Energy Capital Holdings 6.35% 10/1/66		250,000	252,752
	Pennsylvania Electric 5.20% 4/1/20		175,000	191,671
•	PPL Capital Funding 6.70% 3/30/67		335,000	331,168
	PPL Electric Utilities 3.00% 9/15/21		95,000	97,976
	Public Service Electric & Gas 3.50% 8/15/20		125,000	132,781
	Public Service of Oklahoma 5.15% 12/1/19		550,000	624,577
	Puget Energy 6.00% 9/1/21		65,000	68,206
•	Puget Sound Energy 6.974% 6/1/67		525,000	528,073
	SCANA 4.125% 2/1/22		515,000	519,026
	Virginia Electric & Power 2.95% 1/15/22		745,000	760,559
	Wisconsin Electric Power 2.95% 9/15/21		30,000	30,942
•	Wisconsin Energy 6.25% 5/15/67		535,000	547,648
				8,671,694
Energy – 2.98%
#	BG Energy Capital 144A
	2.875% 10/15/16		670,000	698,737
	4.00% 10/15/21		300,000	322,224
	Chesapeake Energy
	6.125% 2/15/21		130,000	128,700
	6.625% 8/15/20		14,000	14,140
	6.875% 11/15/20		14,000	14,420
	9.50% 2/15/15		70,000	79,100
	Ecopetrol 7.625% 7/23/19		43,000	52,245
	Encana 3.90% 11/15/21		320,000	313,882
#	ENI 144A 4.15% 10/1/20		140,000	141,222

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Noble Energy
	4.15% 12/15/21	USD	60,000	$62,518
	8.25% 3/1/19		385,000	488,268
	Pemex Project Funding Master Trust
	6.625% 6/15/35		90,000	101,925
	Petrobras International Finance
	5.375% 1/27/21		185,000	194,795
	5.75% 1/20/20		40,000	43,061
	5.875% 3/1/18		45,000	49,581
	PetroHawk Energy 7.25% 8/15/18		280,000	320,600
	Pride International 6.875% 8/15/20		475,000	574,465
	Range Resources 8.00% 5/15/19		220,000	243,650
	SandRidge Energy 8.75% 1/15/20		235,000	250,275
	Transocean
	5.05% 12/15/16		310,000	332,517
	6.375% 12/15/21		175,000	198,817
	Weatherford International
	5.125% 9/15/20		420,000	454,166
	9.625% 3/1/19		150,000	201,237
	Williams
	7.75% 6/15/31		31,000	37,626
	8.75% 3/15/32		38,000	50,353
#	Woodside Finance 144A
	8.125% 3/1/14		280,000	311,845
	8.75% 3/1/19		85,000	108,230
				5,788,599
Finance Companies – 1.40%
#	CDP Financial 144A
	4.40% 11/25/19		280,000	306,922
	5.60% 11/25/39		250,000	312,589
	General Electric Capital
	4.65% 10/17/21		240,000	254,038
	6.00% 8/7/19		765,000	887,128
#	Hyundai Capital Services 144A 4.375% 7/27/16		260,000	266,798
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		210,000	152,250
	International Lease Finance
	6.25% 5/15/19		88,000	86,357
	8.75% 3/15/17		100,000	109,750

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Finance Companies (continued)
#	IPIC GMTN 144A 5.50% 3/1/22	USD	200,000	$203,500
	PHH 9.25% 3/1/16		145,000	139,925
				2,719,257
Insurance – 1.20%
	American International Group
	4.875% 9/15/16		20,000	20,320
	8.25% 8/15/18		435,000	502,195
•	Chubb 6.375% 3/29/67		270,000	276,750
	Coventry Health Care 5.45% 6/15/21		520,000	582,754
#	Highmark 144A
	4.75% 5/15/21		315,000	326,738
	6.125% 5/15/41		30,000	32,548
•	ING Groep 5.775% 12/29/49		85,000	70,338
	MetLife 6.817% 8/15/18		220,000	267,212
	Prudential Financial
	3.875% 1/14/15		65,000	68,236
	4.50% 11/15/20		50,000	52,824
	6.00% 12/1/17		120,000	137,071
=‡@#wTwin Reefs Pass Through Trust 144A
	0.00% 12/31/49		200,000	0
				2,336,986
Natural Gas – 2.45%
	AmeriGas Finance 7.00% 5/20/22		650,000	653,250
	El Paso Pipeline Partners Operating
	6.50% 4/1/20		110,000	123,408
•	Enbridge Energy Partners 8.05% 10/1/37		265,000	285,771
	Energy Transfer Partners
	4.65% 6/1/21		335,000	342,645
	9.70% 3/15/19		285,000	360,856
	Enterprise Products Operating
	•7.034% 1/15/68		280,000	296,460
	9.75% 1/31/14		130,000	149,789
	Kinder Morgan Energy Partners 9.00% 2/1/19		415,000	528,032
	Nisource Finance
	4.45% 12/1/21		400,000	416,816
	5.80% 2/1/42		150,000	163,860
	Plains All American Pipeline 8.75% 5/1/19		195,000	251,613
	Sempra Energy 6.15% 6/15/18		105,000	125,472

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
TransCanada Pipelines
3.80% 10/1/20	USD	100,000	$108,209
•6.35% 5/15/67		310,000	313,725
Williams Partners 7.25% 2/1/17		535,000	647,023
			4,766,929
Real Estate – 1.52%
Brandywine Operating Partnership
4.95% 4/15/18		140,000	140,539
Developers Diversified Realty
4.75% 4/15/18		80,000	80,696
7.875% 9/1/20		90,000	106,629
9.625% 3/15/16		150,000	176,205
Digital Realty Trust
5.25% 3/15/21		250,000	255,822
5.875% 2/1/20		95,000	102,505
ERP Operating 4.625% 12/15/21		520,000	555,190
Health Care REIT 5.25% 1/15/22		195,000	206,317
Regency Centers
4.80% 4/15/21		55,000	57,583
5.875% 6/15/17		95,000	106,510
UDR 4.625% 1/10/22		455,000	476,577
Vornado Realty 5.00% 1/15/22		175,000	183,668
# WEA Finance 144A 4.625% 5/10/21		470,000	497,056
			2,945,297
Technology – 1.27%
Broadcom 2.70% 11/1/18		130,000	133,755
GXS Worldwide 9.75% 6/15/15		240,000	236,400
Hewlett-Packard
4.30% 6/1/21		130,000	136,111
4.375% 9/15/21		200,000	210,851
4.65% 12/9/21		115,000	123,954
National Semiconductor 6.60% 6/15/17		255,000	312,421
# Seagate Technology International 144A
10.00% 5/1/14		146,000	167,535
Symantec 4.20% 9/15/20		125,000	128,372
Tyco Electronics Group 3.50% 2/3/22		230,000	229,096

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
	Xerox
	4.50% 5/15/21	USD	265,000	$272,503
	6.35% 5/15/18		445,000	512,806
				2,463,804
Transportation – 0.59%
#	Brambles USA 144A
	3.95% 4/1/15		125,000	129,447
	5.35% 4/1/20		205,000	219,978
	CSX 4.75% 5/30/42		215,000	225,022
#	ERAC USA Finance 144A 5.25% 10/1/20		370,000	401,325
	Ryder System 3.50% 6/1/17		165,000	171,622
				1,147,394
Total Corporate Bonds (cost $73,061,861)				75,410,083

Non-Agency Asset-Backed Securities – 1.95%
•	Ally Master Owner Trust
	Series 2011-1 A1 1.155% 1/15/16		140,000	140,339
#	Avis Budget Rental Car Funding
	Series 2011-2A A 144A 2.37% 11/20/14		135,000	136,734
•	Bank of America Credit Card Trust
	Series 2007-A9 A9 0.325% 11/17/14		90,000	89,998
	Capital One Multi-Asset Execution Trust
	•Series 2007-A4 A4 0.315% 3/16/15		400,000	399,886
	Series 2007-A7 A7 5.75% 7/15/20		100,000	119,951
	CenterPoint Energy Transition Bond
	Series 2012-1 A2 2.161% 10/15/21		120,000	121,880
#	CIT Equipment Collateral
	Series 2010-VT1A A3 144A 2.41% 5/15/13		53,470	53,712
•#	Citibank Omni Master Trust
	Series 2009-A14A A14 144A 3.035% 8/15/18		750,000	789,096
	Citicorp Residential Mortgage Securities
	Series 2006-3 A5 5.948% 11/25/36		300,000	230,374
	Discover Card Master Trust
	Series 2007-A1 A1 5.65% 3/16/20		190,000	230,013
#	Ford Auto Securitization Trust
	Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	100,000	101,810

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
•#	Ford Credit Floorplan Master Owner Trust
	Series 2010-1 A 144A 1.935% 12/15/14	USD	500,000	$504,902
	GE Capital Credit Card Master Note Trust
	Series 2012-2 A 2.22% 1/18/22		250,000	250,781
#	Great America Leasing Receivables
	Series 2011-1 A3 144A 1.69% 2/15/14		160,000	160,808
	Harley Davidson Motorcycle Trust
	Series 2008-1 A4 4.90% 12/15/13		52,088	52,667
	Series 2009-4 A3 1.87% 2/15/14		32,597	32,663
	John Deere Owner Trust
	Series 2010-A A4 2.13% 10/17/16		155,000	158,012
	Series 2011-A A4 1.96% 4/16/18		145,000	148,845
•	MBNA Credit Card Master Note Trust
	Series 2005-A2 A2 0.365% 10/15/14		50,000	49,999
•	Merrill Auto Trust Securitization
	Series 2007-1 A4 0.345% 12/15/13		8,506	8,505
Total Non-Agency Asset-Backed Securities
	(cost $3,760,002)			3,780,975

Non-Agency Collateralized Mortgage Obligations – 0.30%
	American Home Mortgage Investment Trust
	Series 2005-2 5A1 5.064% 9/25/35		19,156	17,422
	Citicorp Mortgage Securities
	Series 2006-4 3A1 5.50% 8/25/21		21,446	21,669
•#	GSMPS Mortgage Loan Trust 144A
	Series 1998-2 A 7.75% 5/19/27		95,096	99,374
	Series 1999-3 A 8.00% 8/19/29		209,095	206,556
•	JPMorgan Mortgage Trust
	Series 2007-A1 7A4 4.439% 7/25/35		313,439	132,476
	Lehman Mortgage Trust
	Series 2005-2 2A3 5.50% 12/25/35		5,320	5,298
w	Washington Mutual Alternative Mortgage Pass
	Through Certificates
	Series 2005-1 5A2 6.00% 3/25/35		144,258	82,201
•	Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR5 2A1 2.736% 4/25/36		33,407	23,913
Total Non-Agency Collateralized Mortgage
	Obligations (cost $847,341)			588,909

Statement of net assets
Delaware Core Plus Bond Fund

	Principal amount°		Value (U.S. $)
ΔRegional Bonds – 1.98%
Australia – 1.54%
New South Wales Treasury 6.00% 4/1/19	AUD	1,673,000	$1,950,805
Queensland Treasury
6.00% 9/14/17	AUD	156,000	178,579
6.25% 6/14/19	AUD	741,000	864,911
			2,994,295
Canada – 0.44%
Province of New Brunswick 2.75% 6/15/18	USD	175,000	185,372
Province of Ontario
3.00% 7/16/18		280,000	297,743
3.15% 6/2/22	CAD	306,000	312,713
Province of Quebec 4.25% 12/1/21	CAD	50,000	55,756
			851,584
Total Regional Bonds (cost $3,706,411)			3,845,879

«Senior Secured Loans – 3.01%
99 Cents Only Stores Tranche B 7.00% 10/4/18	USD	60,000	60,169
AIG
Tranche 1 6.75% 3/17/15		180,000	181,200
Tranche 2 7.00% 3/17/16		120,000	120,814
Alliance HealthCare Services 7.25% 6/1/16		92,859	82,065
BNY ConvergEx Group
8.75% 12/16/17		70,442	68,857
(Eze Castle Software) 8.75% 11/29/17		29,558	28,893
Brickman Group Holdings Tranche B
7.25% 10/14/16		99,000	99,804
Burlington Coat Factory Tranche B
6.25% 2/10/17		95,990	95,946
Cengage Learning Acquisitions 2.49% 7/3/14		140,000	124,457
Charter Communications Operating Tranche B
7.25% 3/6/14		13,649	13,699
Chester Downs & Marina 12.375% 12/31/16		96,313	97,195
Chrysler Group 6.00% 4/28/17		258,688	253,875
CityCenter Holdings 7.50% 1/10/15		105,000	105,788
Clear Channel Communication Tranche A
3.639% 7/30/14		430,000	395,169
Consolidated Container 5.75% 9/28/14		55,000	48,510
Emdeon Tranche B 6.75% 8/3/18		120,000	121,322

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
First Data Tranche B2 2.995% 9/24/14	USD	560,175	$533,255
Frac Tech International Tranche B
6.25% 4/19/16		163,901	163,562
Goodman Global Tranche B 5.75% 10/28/16		43,083	43,353
Grifols Tranche B 6.00% 6/4/16		99,500	100,296
Harrah’s Operating Tranche B1 3.418% 1/28/15		455,000	413,103
Houghton International Tranche B
6.75% 1/11/16		98,821	98,903
Immucor Tranche B 7.25% 7/2/18		119,700	120,777
Level 3 Financing Tranche B3 5.75% 9/1/18		250,000	250,314
Lord & Taylor Term Loan 5.75% 12/2/18		150,000	150,593
MGM Resorts International Tranche E
7.00% 2/21/14		355,000	355,666
Multiplan 4.75% 8/26/17		18,484	18,172
Nuveen Investment
5.863% 5/13/17		200,000	199,275
2nd Lien 12.50% 7/9/15		85,000	88,868
OSI Restaurant Partners
2.00% 6/14/13		6,281	5,968
2.563% 6/13/14		197,743	194,049
2.593% 6/14/13		13,254	13,007
PQ 6.74% 7/30/15		100,000	93,675
Reynolds Group Holdings 6.50% 7/7/18		321,633	323,241
Texas Competitive Electric Holdings
3.76% 10/10/14		65,000	44,314
Toys R Us Tranche B 6.00% 9/1/16		153,750	153,612
Univision Communications 4.489% 3/29/17		352,312	332,054
Visant 5.25% 12/31/16		259,017	247,483
Total Senior Secured Loans (cost $5,744,824)			5,841,303

ΔSovereign Bonds – 3.29%
Brazil – 0.16%
Republic of Brazil
5.625% 1/7/41		167,000	192,885
8.875% 10/14/19		80,000	113,000
			305,885

Statement of net assets
Delaware Core Plus Bond Fund

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Canada – 0.15%
Canadian Government
3.75% 6/1/19	CAD	172,000	$196,444
4.00% 6/1/17	CAD	91,000	103,034
			299,478
Chile – 0.09%
Chile Government International
5.50% 8/5/20	CLP	82,000,000	174,504
			174,504
Colombia – 0.06%
Colombia Government International
6.125% 1/18/41	USD	102,000	122,910
			122,910
Finland – 0.09%
Finland Government 4.00% 7/4/25	EUR	113,000	169,521
			169,521
Germany – 0.03%
Deutschland Bundesrepublik 2.00% 1/4/22	EUR	40,000	53,245
			53,245
Indonesia – 0.05%
Indonesia Treasury Bond 11.00% 11/15/20	IDR	677,000,000	104,710
			104,710
Mexico – 0.76%
Mexican Bonos
7.50% 6/3/27	MXN	3,096,600	258,854
8.50% 5/31/29	MXN	13,433,700	1,215,201
			1,474,055
Norway – 1.04%
Norway Government
4.25% 5/19/17	NOK	414,000	79,283
4.50% 5/22/19	NOK	7,242,000	1,426,024
5.00% 5/15/15	NOK	2,744,000	519,778
			2,025,085
Peru – 0.03%
Republic of Peru 5.625% 11/18/50	USD	60,000	64,860
			64,860

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Philippines – 0.14%
Philippines Government International
9.50% 10/21/24	USD	180,000	$265,500
			265,500
Poland – 0.06%
Poland Government 5.25% 10/25/17	PLN	164,000	50,996
Poland Government International
5.00% 3/23/22	USD	76,000	77,444
			128,440
Romania – 0.10%
# Romanian Government International 144A
6.75% 2/7/22		190,000	188,303
			188,303
Russia – 0.03%
Russian-Eurobond 7.50% 3/31/30		54,275	64,452
			64,452
South Africa – 0.12%
South Africa Government
7.00% 2/28/31	ZAR	327,000	35,704
8.00% 12/21/18	ZAR	1,490,000	197,075
			232,779
Sweden – 0.12%
Swedish Government
*3.00% 7/12/16	SEK	1,000,000	158,656
5.00% 12/1/20	SEK	400,000	74,758
			233,414
Turkey – 0.05%
Republic of Turkey
6.875% 3/17/36	USD	55,000	57,338
7.375% 2/5/25		30,000	33,900
			91,238
United Kingdom – 0.21%
U.K. Treasury
4.25% 12/7/27	GBP	86,000	165,876
4.75% 3/7/20	GBP	121,000	235,253
			401,129
Total Sovereign Bonds (cost $6,298,948)			6,399,508

Statement of net assets
Delaware Core Plus Bond Fund

	Principal amount°		Value (U.S. $)
Supranational Banks – 0.11%
Inter-American Development Bank
3.875% 10/28/41	USD	60,000	$63,763
International Bank for Reconstruction
& Development
3.25% 12/15/17	SEK	300,000	47,294
3.375% 4/30/15	NOK	530,000	94,077
Total Supranational Banks (cost $204,749)			205,134

U.S. Treasury Obligations – 20.99%
U.S. Treasury Bonds
3.125% 11/15/41	USD	895,000	927,864
∞3.75% 8/15/41		6,805,000	7,934,208
U.S. Treasury Notes
0.25% 1/31/14		8,700,000	8,706,795
0.25% 1/15/15		950,000	948,813
0.875% 1/31/17		13,295,000	13,404,058
1.375% 12/31/18		175,000	176,818
2.00% 11/15/21		8,520,000	8,670,429
Total U.S. Treasury Obligations (cost $40,256,942)			40,768,985

	Number of shares
Preferred Stock – 0.32%
Alabama Power 5.625%		3,715	95,081
• PNC Financial Services Group 8.25%		260,000	271,052
• US Bancorp 3.50%		350	260,866
Total Preferred Stock (cost $591,469)			626,999

	Principal amount°
Short-Term Investments – 23.32%
≠Discount Notes – 1.58%
Fannie Mae 0.01% 3/7/12	USD	1,269,312	1,269,288
Federal Home Loan Bank 0.02% 3/21/12		1,797,609	1,797,560
			3,066,848

	Principal amount°		Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 21.09%
BNP Paribas 0.18% dated 1/31/12, to be
repurchased on 2/1/12, repurchase price
$40,969,205 (collateralized by U.S.
government obligations 0.00%-4.625%
5/15/12-2/15/19; market value $41,787,930)	USD	40,969,000	$40,969,000
			40,969,000
≠U.S. Treasury Obligation – 0.65%
U.S. Treasury Bill 0.001% 2/23/12		1,269,312	1,269,281
			1,269,281
Total Short-Term Investments (cost $45,305,171)			45,305,129

Total Value of Securities Before Securities Lending
Collateral – 118.04% (cost $224,915,696)			229,312,034

	Number of shares
Securities Lending Collateral** – 0.08%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund		6,638	6,449
Delaware Investments Collateral Fund No.1		147,977	147,977
@†Mellon GSL Reinvestment Trust II		12,695	0
Total Securities Lending Collateral (cost $167,310)			154,426

Total Value of Securities – 118.12%
(cost $225,083,006)			229,466,460 ©

	Number of contracts
Options Written – (0.00%)
Call Option – (0.00%)
U.S. Bond Future, strike price $147.00,
expires 2/25/12 (JPMC)		(4)	(4,437)
			(4,437)
Put Option – (0.00%)
U.S. Bond Future, strike price $139.00,
expires 2/25/12 (JPMC)		(4)	(750)
			(750)
Total Options Written (Premium Received $(7,602))			(5,187)

Statement of net assets
Delaware Core Plus Bond Fund

Value (U.S. $)

Obligation to Return Securities
Lending Collateral** – (0.09%)	$(167,310)
Other Liabilities Net of Receivables and
Other Assets – (18.03%)	(35,030,455)«
Net Assets Applicable to 22,698,557
Shares Outstanding – 100.00%	$194,263,508

Net Asset Value – Delaware Core Plus Bond Fund
Class A ($91,857,670 / 10,740,432 Shares)	$8.55
Net Asset Value – Delaware Core Plus Bond Fund
Class B ($1,548,178 / 181,011 Shares)	$8.55
Net Asset Value – Delaware Core Plus Bond Fund
Class C ($12,108,650 / 1,414,201 Shares)	$8.56
Net Asset Value – Delaware Core Plus Bond Fund
Class R ($8,221,956 / 958,161 Shares)	$8.58
Net Asset Value – Delaware Core Plus Bond Fund
Institutional Class ($80,527,054 / 9,404,752 Shares)	$8.56

Components of Net Assets at January 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$192,586,220
Undistributed net investment income	907,106
Accumulated net realized loss on investments	(3,020,537)
Net unrealized appreciation of investments and derivatives	3,790,719
Total net assets	$194,263,508

°	Principal amount shown is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of January 31, 2012. Interest rates reset periodically.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2012, the aggregate value of Rule 144A securities was $22,202,291, which represented 11.43% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2012.

@	Illiquid security. At January 31, 2012, the aggregate value of illiquid securities was $300,659, which represented 0.15% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2012, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
‡	Non income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2012.
*	Fully or partially on loan.
∞	Fully or partially pledged as collateral for futures contracts.
≠	The rate shown is the effective yield at the time of purchase.
†	Non income producing security.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $157,070 of securities loaned.
«	Includes foreign currency valued at $158,524 with a cost of $154,949.

Net Asset Value and Offering Price Per Share –
Delaware Core Plus Bond Fund
Net asset value Class A (A)	$8.55
Sales charge (4.50% of offering price) (B)	0.40
Offering price	$8.95

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Statement of net assets
Delaware Core Plus Bond Fund

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at January 31, 2012:[1]

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	1,007,700	USD	(1,067,236)	2/2/12	$3,697
BAML	AUD	(1,004,472)	USD	1,042,374	2/17/12	(25,129)
BAML	BRL	(850,000)	USD	482,680	2/17/12	(841)
BAML	CAD	(217,667)	USD	211,877	2/17/12	(5,172)
BAML	CLP	(30,369,000)	USD	58,850	2/17/12	(2,870)
BAML	EUR	(644,562)	USD	820,686	2/17/12	(23,077)
BAML	IDR	(1,068,050,000)	USD	115,216	2/17/12	(3,402)
BAML	JPY	13,198,630	USD	(171,820)	2/17/12	1,277
BAML	MXN	3,020,000	USD	(1,003,546)	2/1/12	(2,187)
BAML	MXN	(8,081,251)	USD	615,072	2/17/12	(5,627)
BAML	NOK	5,962,900	USD	(1,023,911)	2/2/12	(6,021)
BAML	NOK	(4,380,850)	USD	744,094	2/17/12	(3,734)
BAML	NZD	(1,134,498)	USD	940,000	2/17/12	2,451
BAML	PHP	11,089,000	USD	(260,000)	2/17/12	(1,793)
BAML	PLN	(440,314)	USD	124,576	2/17/12	(11,599)
BAML	RUB	3,027,500	USD	(100,000)	2/17/12	29
BCLY	AUD	(83,651)	USD	85,119	2/17/12	(3,780)
BCLY	EUR	(126,372)	USD	160,930	2/17/12	(4,496)
CITI	EUR	(200,981)	USD	256,098	2/17/12	(6,996)
CITI	NOK	(623,722)	USD	103,587	2/17/12	(2,885)
CITI	ZAR	388,905	USD	(50,000)	2/1/12	(135)
GSC	AUD	(295,235)	USD	300,741	2/17/12	(13,020)
GSC	GBP	(105,780)	USD	161,970	2/17/12	(4,956)
HSBC	AUD	(547,870)	USD	558,143	2/17/12	(24,106)
HSBC	EUR	(10,051)	USD	12,797	2/17/12	(361)
HSBC	NOK	(573,214)	USD	95,099	2/17/12	(2,751)
JPMC	CAD	(304,618)	USD	295,774	2/17/12	(7,978)
JPMC	EUR	(62,448)	USD	79,502	2/17/12	(2,245)
JPMC	MXN	(4,071,811)	USD	295,277	2/17/12	(17,467)
JPMC	NOK	(566,745)	USD	94,016	2/17/12	(2,730)
MNB	BRL	1,771,577	USD	(1,010,309)	2/2/12	1,277
MSC	AUD	(174,611)	USD	177,433	2/17/12	(8,135)
MSC	EUR	(419,291)	USD	533,602	2/17/12	(15,271)
MSC	KRW	347,391,500	USD	(299,269)	2/17/12	9,572
MSC	NOK	(885,776)	USD	146,805	2/17/12	(4,401)
MSC	RUB	1,517,500	USD	(50,000)	2/17/12	138
						$(194,724)

Futures Contracts

				Unrealized
				Appreciation
Contract to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
45 U.S. Treasury Long Bonds	$6,470,005	$6,544,687	3/30/12	$74,682

Swap Contracts
CDS Contracts

				Annual		Unrealized
				Protection	Termination	Appreciation
Counterparty	Swap & Referenced Obligation	Notional Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.17	USD	2,062,900	5.00%	12/20/16	$(137,320)
	ITRAXX Europe Subordinate
BAML	Financials 16.1 5 yr CDS	EUR	1,070,000	5.00%	12/20/16	(84,720)
BAML	Kingdom of Spain 5 yr CS	USD	288,000	1.00%	12/20/15	3,179
	ITRAXX Europe Subordinate
BCLY	Financials 16.1 5 yr CDS	EUR	1,040,000	5.00%	12/20/16	(75,577)
	Kingdom of Spain
BCLY	5 yr CDS	USD	240,000	1.00%	3/20/15	15,738
BCLY	5 yr CDS		140,000	1.00%	3/21/16	2,046
BCLY	Republic of France 5 yr CDS		202,000	0.25%	9/20/16	(1,555)
GSC	CDX.NA.HY.17		1,940,400	5.00%	12/20/16	(31,670)
JPMC	CDX.NA.HY.17		1,543,500	5.00%	12/20/16	(105,633)
JPMC	Finmeccanica 5 yr CDS		90,000	5.00%	3/20/17	(2,009)
	ITRAXX Europe Subordinate
JPMC	Financials 16.1 5 yr CDS	EUR	1,630,000	5.00%	12/20/16	(57,480)
JPMC	MeadWestvaco 5 yr CDS	USD	140,000	1.00%	12/20/16	(4,837)
JPMC	Portuguese Republic 5 yr CDS		156,000	1.00%	6/20/15	55,436
JPMC	Republic of France 5 yr CDS		145,000	0.25%	9/20/16	(1,080)
MSC	CDX.EM.16		149,000	5.00%	12/20/16	(1,839)
	Japan
MSC	5 yr CDS		120,000	1.00%	9/20/16	761
MSC	5 yr CDS		100,000	1.00%	3/20/17	395
	Kingdom of Belgium
MSC	5 yr CDS		288,000	1.00%	12/20/16	(9,371)
MSC	5 yr CDS		265,000	1.00%	3/20/17	(4,622)
	Kingdom of Spain
MSC	5 yr CDS		200,000	1.00%	6/20/16	6,397
MSC	5 yr CDS		500,000	1.00%	3/20/17	2,014

Statement of net assets
Delaware Core Plus Bond Fund

Swap Contracts (continued)

				Annual		Unrealized
				Protection	Termination	Appreciation
Counterparty	Swap & Referenced Obligation	Notional Value		Payments	Date	(Depreciation)
	Protection Purchased (continued):
	Republic of France
MSC	5 yr CDS	USD	237,000	0.25%	9/20/16	$(1,032)
MSC	5 yr CDS		207,000	0.25%	12/20/16	(2,005)
MSC	5 yr CDS		350,000	0.25%	3/20/17	1,754
	Republic of Italy
MSC	5 yr CDS		130,000	1.00%	9/20/16	3,265
MSC	5 yr CDS		190,000	1.00%	3/20/17	(4,518)
						$(434,283)
	Protection Sold / Moody’s Rating:
JPMC	Georgia Pacific 5 yr CDS / Baa	USD	140,000	1.00%	12/20/16	$4,490
JPMC	Tyson Foods CDS / Ba		145,000	1.00%	3/20/16	3,875
						$8,365
Total						$(425,918)

The use of foreign currency exchange contracts, futures contracts, options written and swaps contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BRL — Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
CITI — Citigroup Global Markets
CLP — Chilean Peso
EM — Emerging Markets
EUR — European Monetary Unit
GBP — British Pound Sterling

GNMA — Government National Mortgage Association
GPM — Graduated Payment Mortgage
GSC — Goldman Sachs Capital
GSMPS — Goldman Sachs Reperforming Mortgage Securities
HSBC — Hong Kong Shanghai Bank
H.Y. — High Yield
IDR — Indonesia Rupiah
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
KRW — South Korean Won
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
MXN — Mexican Peso
NCUA — National Credit Union Administration
NOK — Norwegian Krone
NZD — New Zealand Dollar
PHP — Philippine Peso
PLN — Polish Zloty
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
RUB — Russian Ruble
SEK — Swedish Krona
S.F. — Single Family
TBA — To be announced
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Core Plus Bond Fund	Six Months Ended January 31, 2012 (Unaudited)

Assets:
Investments, at value[1]	$184,006,905
Short-term investments, at value	45,305,129
Short-term investments held as collateral for loaned securities, at value	154,426
Cash	344,692
Restricted cash	100,000
Foreign currencies, at value	158,524
Receivables for Fund shares sold	1,409,730
Receivables for securities sold	10,927,623
Unrealized gain on foreign currency exchange contracts	1,277
Dividends and interest receivable	1,420,422
Securities lending income receivable	1,102
Unrealized gain on credit default swap contracts
(including up front payments received of $878,454)	452,536
Other assets	20,392
Total assets	244,302,758

Liabilities:
Payable for securities purchased	49,164,176
Payable for Fund shares redeemed	235,689
Unrealized loss on foreign currency exchange contracts	196,001
Obligation to return securities lending collateral	167,310
Annual protection payments on credit default swap contracts	67,086
Options written, at value	5,187
Distributions payable	82,339
Due to manager and affiliates	82,278
Other accrued expenses	35,393
Other liabilities	3,791
Total liabilities	50,039,250

Total Net Assets	$194,263,508

Investments, at cost	$179,610,525
Short-term investments, at cost	45,305,171
Short-term investments held as collateral for loaned securities, at cost	167,310
Foreign currencies, at cost	154,949
Options written, at cost	7,602

[1]including securities on loan	157,070

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Core Plus Bond Fund	Six Months Ended January 31, 2012 (Unaudited)

Investment Income:
Interest	$2,024,908
Dividends	16,467
Securities lending income	14,135	$2,055,510

Expenses:
Management fees	332,293
Distribution expenses – Class A	128,939
Distribution expenses – Class B	9,087
Distribution expenses – Class C	56,078
Distribution expenses – Class R	21,346
Dividend disbursing and transfer agent fees and expenses	76,637
Registration fees	32,753
Accounting and administration expenses	23,786
Reports and statements to shareholders	13,016
Pricing fees	12,003
Custodian fees	11,245
Audit and tax	6,378
Dues and services	5,190
Legal fees	4,788
Trustees’ fees	3,014
Insurance fees	618
Consulting fees	373
Trustees’ expenses	243	737,787
Less fees waived		(131,515)
Less waived distribution expenses – Class A		(21,490)
Less waived distribution expenses – Class R		(3,558)
Less expense paid indirectly		(32)
Total operating expenses		581,192
Net Investment Income		1,474,318

Net Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	$2,386,598
Futures contracts	692,393
Options written	35,189
Swap contracts	130,606
Foreign currencies	122,422
Foreign currency exchange contracts	93,421
Net realized gain	3,460,629
Net change in unrealized appreciation (depreciation) on:
Investments	193,478
Futures contracts	64,173
Options written	2,415
Swap contracts	(606,042)
Foreign currencies	1,848
Foreign currency exchange contracts	(193,356)
Net change in unrealized appreciation (depreciation)	(537,484)
Net Realized and Unrealized Gain	2,923,145

Net Increase in Net Assets Resulting from Operations	$4,397,463

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Core Plus Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/12	7/31/11
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,474,318	$3,107,144
Net realized gain	3,460,629	3,002,206
Net change in unrealized appreciation (depreciation)	(537,484)	125,003
Net increase in net assets resulting from operations	4,397,463	6,234,353

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,327,742)	(2,692,377)
Class B	(21,367)	(73,235)
Class C	(131,151)	(300,326)
Class R	(100,859)	(221,490)
Institutional Class	(208,598)	(361,456)
	(1,789,717)	(3,648,884)

Capital Share Transactions:
Proceeds from shares sold:
Class A	22,868,395	14,524,148
Class B	127,579	175,113
Class C	2,709,031	3,008,528
Class R	1,916,327	1,536,474
Institutional Class	71,746,703	3,867,519

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,068,771	2,029,075
Class B	15,959	50,956
Class C	117,885	253,725
Class R	100,359	219,660
Institutional Class	178,819	335,273
	100,849,828	26,000,471

	Six Months	Year
	Ended	Ended
	1/31/12	7/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(7,519,190)	$(16,944,204)
Class B	(541,699)	(1,553,045)
Class C	(1,043,688)	(3,380,775)
Class R	(702,417)	(1,153,381)
Institutional Class	(2,555,636)	(2,893,560)
	(12,362,630)	(25,924,965)
Increase in net assets derived from capital share transactions	88,487,198	75,506
Net Increase in Net Assets	91,094,944	2,660,975

Net Assets:
Beginning of period	103,168,564	100,507,589
End of period (including undistributed net investment
income of $907,106 and $681,367, respectively)	$194,263,508	$103,168,564

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Core Plus Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended January 31, 2012 and the years ended July 31, 2011, 2010, 2009 and 2008.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the period shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$8.420	$8.220	$7.620	$7.260	$7.310	$7.330

0.106	0.264	0.366	0.367	0.332	0.305
0.155	0.244	0.606	0.395	(0.038)	0.015
0.261	0.508	0.972	0.762	0.294	0.320

(0.131)	(0.308)	(0.372)	(0.402)	(0.344)	(0.340)
(0.131)	(0.308)	(0.372)	(0.402)	(0.344)	(0.340)

$8.550	$8.420	$8.220	$7.620	$7.260	$7.310

3.13%	6.32%	13.03%	11.13%	4.18%	4.40%

$91,858	$74,107	$72,618	$64,746	$58,485	$64,620
0.90%	0.90%	0.91%	0.98%	0.95%	1.02%

1.16%	1.29%	1.34%	1.32%	1.24%	1.30%
2.50%	3.20%	4.60%	5.20%	4.47%	4.11%

2.24%	2.81%	4.17%	4.86%	4.18%	3.83%
200%	293%	264%	244%	331%	338%

Financial highlights
Delaware Core Plus Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended January 31, 2012 and the years ended July 31, 2011, 2010, 2009 and 2008.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$8.420	$8.220	$7.620	$7.260	$7.310	$7.330

0.074	0.202	0.305	0.314	0.276	0.251
0.156	0.245	0.608	0.396	(0.038)	0.015
0.230	0.447	0.913	0.710	0.238	0.266

(0.100)	(0.247)	(0.313)	(0.350)	(0.288)	(0.286)
(0.100)	(0.247)	(0.313)	(0.350)	(0.288)	(0.286)

$8.550	$8.420	$8.220	$7.620	$7.260	$7.310

2.75%	5.53%	12.19%	10.31%	3.40%	3.65%

$1,548	$1,921	$3,197	$4,494	$7,472	$10,922
1.65%	1.65%	1.66%	1.73%	1.70%	1.74%

1.86%	1.99%	2.04%	2.02%	1.94%	2.00%
1.75%	2.45%	3.85%	4.45%	3.72%	3.39%

1.54%	2.11%	3.47%	4.16%	3.48%	3.13%
200%	293%	264%	244%	331%	338%

Financial highlights
Delaware Core Plus Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended January 31, 2012 and the years ended July 31, 2011, 2010, 2009 and 2008.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$8.430	$8.230	$7.620	$7.260	$7.310	$7.330

0.075	0.203	0.307	0.314	0.276	0.251
0.155	0.244	0.616	0.396	(0.038)	0.015
0.230	0.447	0.923	0.710	0.238	0.266

(0.100)	(0.247)	(0.313)	(0.350)	(0.288)	(0.286)
(0.100)	(0.247)	(0.313)	(0.350)	(0.288)	(0.286)

$8.560	$8.430	$8.230	$7.620	$7.260	$7.310

2.74%	5.53%	12.32%	10.31%	3.40%	3.65%

$12,109	$10,147	$10,022	$5,813	$5,594	$5,243
1.65%	1.65%	1.66%	1.73%	1.70%	1.74%

1.86%	1.99%	2.04%	2.02%	1.94%	2.00%
1.75%	2.45%	3.85%	4.45%	3.72%	3.39%

1.54%	2.11%	3.47%	4.16%	3.48%	3.13%
200%	293%	264%	244%	331%	338%

Financial highlights
Delaware Core Plus Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended January 31, 2012 and the years ended July 31, 2011, 2010, 2009 and 2008.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$8.450	$8.240	$7.630	$7.260	$7.310	$7.340

0.096	0.244	0.350	0.349	0.313	0.289
0.155	0.255	0.613	0.406	(0.037)	0.005
0.251	0.499	0.963	0.755	0.276	0.294

(0.121)	(0.289)	(0.353)	(0.385)	(0.326)	(0.324)
(0.121)	(0.289)	(0.353)	(0.385)	(0.326)	(0.324)

$8.580	$8.450	$8.240	$7.630	$7.260	$7.310

3.00%	6.17%	12.87%	11.00%	3.92%	4.02%

$8,222	$6,789	$6,031	$235	$93	$206
1.15%	1.15%	1.16%	1.23%	1.20%	1.24%

1.46%	1.59%	1.64%	1.62%	1.54%	1.60%
2.25%	2.95%	4.35%	4.95%	4.22%	3.89%

1.94%	2.51%	3.87%	4.56%	3.88%	3.53%
200%	293%	264%	244%	331%	338%

Financial highlights
Delaware Core Plus Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information for the six months ended January 31, 2012 and the years ended July 31, 2011, 2010, 2009 and 2008.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$8.430	$8.230	$7.630	$7.260	$7.310	$7.330

0.117	0.285	0.388	0.384	0.350	0.325
0.155	0.245	0.605	0.406	(0.037)	0.015
0.272	0.530	0.993	0.790	0.313	0.340

(0.142)	(0.330)	(0.393)	(0.420)	(0.363)	(0.360)
(0.142)	(0.330)	(0.393)	(0.420)	(0.363)	(0.360)

$8.560	$8.430	$8.230	$7.630	$7.260	$7.310

3.26%	6.58%	13.30%	11.55%	4.44%	4.69%

$80,527	$10,205	$8,640	$3,213	$44,191	$30,693
0.65%	0.65%	0.66%	0.73%	0.70%	0.74%

0.86%	0.99%	1.04%	1.02%	0.94%	1.00%
2.75%	3.45%	4.85%	5.45%	4.72%	4.39%

2.54%	3.11%	4.47%	5.16%	4.48%	4.13%
200%	293%	264%	244%	331%	338%

Notes to financial statements
Delaware Core Plus Bond Fund	January 31, 2012 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Core Plus Bond Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware Core Plus Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (July 31, 2008–July 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements, as of the date of this report, were entered into on January 31, 2012.

To Be Announced Trades — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g, “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Notes to financial statements
Delaware Core Plus Bond Fund

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended January 31, 2012.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended January 31, 2012, the Fund earned $32 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.65% of average daily net assets of the Fund through November 28, 2012. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. The expense waiver and reimbursement apply only to expenses paid directly by the Fund. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended January 31, 2012, the Fund was charged $2,992 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly asset-based fee for these services.

Notes to financial statements
Delaware Core Plus Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. The contractual waiver is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.

At January 31, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$42,797
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	4,674
Distribution fees payable to DDLP	33,016
Other expenses payable to DMC and affiliates*	1,791

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2012, the Fund was charged $1,707 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2012, DDLP earned $13,705 for commissions on sales of the Fund’s Class A shares. For the period ended January 31, 2012, DDLP received gross CDSC commissions of $4, $30 and $124 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2012, the Fund made purchases of $161,781,809 and sales of $109,014,470 of investment securities other than U.S. government securities and short-term investments. For the six months ended January 31, 2012, the Fund made purchases of $158,513,744 and sales of $129,379,755 of long-term U.S. government securities.

At January 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2012, the cost of investments was $225,821,210. At January 31, 2012, the net unrealized appreciation was $3,640,063 of which $4,943,764 related to unrealized appreciation of investments and $1,303,701 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Notes to financial statements
Delaware Core Plus Bond Fund

3. Investments (continued)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$50,399,641	$101,810	$50,501,451
Corporate Debt	—	81,658,949	—	81,658,949
Foreign Debt	—	10,450,521	—	10,450,521
U.S. Treasury Obligations	—	40,768,985	—	40,768,985
Short-Term Investments	—	45,305,129	—	45,305,129
Securities Lending Collateral	—	154,426	—	154,426
Other	355,946	271,053	—	626,999
Total	$355,946	$229,008,704	$101,810	$229,466,460

Foreign Currency
Exchange Contracts	$—	$(194,724)	$—	$(194,724)
Futures Contracts	$74,682	$—	$—	$74,682
Swap Contracts	$—	$(425,918)	$—	$(425,918)
Options written	$(5,187)	$—	$—	$(5,187)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Agency, Asset-
Backed and
Mortgage-
Backed
Securities
Balance as of 7/31/11	$105,381
Net change in unrealized
appreciation/depreciation	(3,571)
Balance as of 1/31/12	$101,810

Net change in unrealized
appreciation/depreciation
from investments still held as of 1/31/12	$(3,571)

During the six months ended January 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2012 and the year ended July 31, 2011 was as follows:

	Six Months	Year
	Ended	Ended
	1/31/12*	7/31/11
Ordinary income	$1,789,717	$3,648,884

*Tax information for the period ended January 31, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Notes to financial statements
Delaware Core Plus Bond Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$192,586,220
Undistributed ordinary income	1,642,907
Distributions payable	(82,339)
Realized gains 8/1/11–1/31/12	3,133,445
Capital loss carryforwards as of 7/31/11	(5,324,390)
Other temporary differences	(617,702)
Unrealized appreciation of investments	2,925,367
Net assets	$194,263,508

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of financial futures contracts, mark-to-market of foreign currency exchange contracts, tax deferral of losses on straddles, tax treatment of market discount and premium on debt instruments, contingent payment debt instruments and tax treatment of CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2012, the Fund recorded the following reclassifications:

Undistributed net investment income	$541,138
Accumulated net realized loss	(541,138)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2011 will expire as follows: 775,390 expires in 2015, $2,286,574 expires in 2016 and $2,262,426 expires in 2017.

For the six months ended January 31, 2012, the Fund had short-term capital gains of $2,778,787 and long-term capital losses of $354,658, which may reduce the capital loss carryforwards.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date.

As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulations.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/12	7/31/11
Shares sold:
Class A	2,705,639	1,762,859
Class B	14,990	21,152
Class C	320,226	362,750
Class R	225,351	185,006
Institutional Class	8,476,548	468,780

Shares issued upon reinvestment of dividends and distributions:
Class A	126,476	245,329
Class B	1,887	6,162
Class C	13,932	30,645
Class R	12,050	26,465
Institutional Class	21,127	40,477
	11,918,226	3,149,625

Shares repurchased:
Class A	(890,911)	(2,047,086)
Class B	(63,965)	(188,365)
Class C	(123,347)	(408,278)
Class R	(82,784)	(139,548)
Institutional Class	(303,186)	(349,212)
	(1,464,193)	(3,132,489)
Net increase	10,454,033	17,136

For the six months ended January 31, 2012 and year ended July 31, 2011, 29,086 Class B shares were converted to 29,060 Class A shares valued at $246,868 and 116,991 Class B shares were converted to 116,932 Class A shares valued at $963,598, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

Notes to financial statements
Delaware Core Plus Bond Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. On August 1, 2011, the Fund, along with the other Participants, entered into an amendment for a $100,000,000 revolving line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of January 31, 2012 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the six months ended January 31, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Notes to financial statements
Delaware Core Plus Bond Fund

8. Derivatives (continued)

Transactions in written options during the six months ended January 31, 2012 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at July 31, 2011	—	$—
Options written	61	46,259
Options expired	(36)	(23,001)
Options terminated in closing purchase transactions	(17)	(15,656)
Options outstanding at January 31, 2012	8	$7,602

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended January 31, 2012, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At January 31, 2012, the net unrealized depreciation of credit default swaps was $425,918. The Fund has posted $100,000 as collateral for certain open derivatives, which is presented as restricted cash on the statement of net assets. If a credit event had occurred for all open swap transactions where collateral posting was required as of January 31, 2012, the Fund would have received EUR 3,740,000 and USD 9,398,800 less the value of the contracts’ related reference obligations. The Fund received $328,000 in securities collateral for certain open derivatives.

As disclosed in the footnotes to the statement of net assets, at January 31, 2012, the notional value of the protection sold was $285,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At January 31, 2012, the net unrealized appreciation of the protection sold was $8,365.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Notes to financial statements
Delaware Core Plus Bond Fund

8. Derivatives (continued)

Fair values of derivative instruments as of January 31, 2012 were as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets &			Statement of Assets &
	Liabilities Location	Fair Value		Liabilities Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Unrealized gain on foreign currency exchange contracts	$1,277		Unrealized loss on foreign currency exchange contracts	$(196,001)
Interest rate contracts (Futures contracts)	Variation margin receivable on futures contracts	74,682	*	Variation margin receivable on futures contracts	—
Equity contracts (Options written)	Options written, at value	—		Options written, at value	(5,187)
Credit contracts (Swap contracts)	Unrealized gain on credit default swap contracts	—		Unrealized gain on credit default swap contracts	(425,918)
Total		$75,959			$(627,106)

*Includes cumulative depreciation of futures contracts from the date the contracts are opened through January 31, 2012. Only current day variation margin is reported with the Fund’s assets and liabilities.

The effect of derivative instruments on the statement of operations for the six months ended January 31, 2012 was as follows:

			Change in
			Unrealized
		Realized Gain	Appreciation
		or Loss on	or Depreciation
	Location of Gain or Loss on	Derivatives	on Derivatives
	Derivatives Recognized in	Recognized in	Recognized in
	Income	Income	Income
Forward currency exchange contracts
(Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) on foreign currency exchange contracts	$93,421	$(193,356)
Interest rate contracts
(Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts	692,393	64,173
Equity contracts
(Options written)	Net realized gain on options written and net change in unrealized appreciation (depreciation) on options written	35,189	(2,415)
Credit contracts
(Swap contracts)	Net realized gain on swap contracts and net change in unrealized appreciation (depreciation) on swap contracts	130,606	(606,042)
		$951,609	$(737,640)

Notes to financial statements
Delaware Core Plus Bond Fund

8. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the period ended January 31, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the period ended January 31, 2012.

	Asset		Liability
	Derivative		Derivative
	Volume		Volume
Foreign currency exchange contracts (Average cost)	USD	927,936	USD 4,216,995
Futures contracts (Average notional value)		12,701,600	932,382
Options contracts (Average notional value)		380	3,033
Swap contracts (Average notional value)		372,953	7,265,272
Swap contracts (Average notional value)	EUR	—	EUR 2,535,236

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall.

At January 31, 2012, the value of securities on loan was $157,070, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2012, the value of invested collateral was $154,426. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk

The Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments

Notes to financial statements
Delaware Core Plus Bond Fund

10. Credit and Market Risk (continued)

in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-today functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2012 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Core Plus Bond Fund

Board consideration of Delaware Core Plus Bond Fund investment advisory agreement

At a meeting held on August 16–17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Core Plus Bond Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and

Other Fund information
(Unaudited)
Delaware Core Plus Bond Fund

Board consideration of Delaware Core Plus Bond Fund investment advisory agreement (continued)

shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional intermediate investment-grade debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the three- and five-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the one- and ten-year periods was in the third quartile and second quartile, respectively. The Board was satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through November 2011 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Other Fund information
(Unaudited)
Delaware Core Plus Bond Fund

Board consideration of Delaware Core Plus Bond Fund investment advisory agreement (continued)

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Government Fund (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending July 31, 2010. During the fiscal years ended July 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Core Plus Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.
Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Semiannual report Delaware Inflation Protected Bond Fund January 31, 2012 Fixed income mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Inflation Protected Bond Fund at www.delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Inflation Protected Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocation	3
Statement of net assets	4
Statement of operations	10
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	22
Other Fund information	38
About the organization	42

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from August 1, 2011 to January 31, 2012

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2011 to January 31, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Inflation Protected Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/11	1/31/12	Expense Ratio	8/1/11 to 1/31/12*
Actual Fund return
Class A	$1,000.00	$1,038.00	0.81%	$4.15
Class B	1,000.00	1,033.60	1.56%	7.97
Class C	1,000.00	1,034.50	1.56%	7.98
Institutional Class	1,000.00	1,039.80	0.56%	2.87
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.06	0.81%	$4.12
Class B	1,000.00	1,017.29	1.56%	7.91
Class C	1,000.00	1,017.29	1.56%	7.91
Institutional Class	1,000.00	1,022.32	0.56%	2.85

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2

Security type/sector allocation
Delaware Inflation Protected Bond Fund	As of January 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	1.16%
Agency Mortgage-Backed Securities	7.53%
Corporate Bonds	1.64%
Sovereign Bonds	8.81%
U.S. Treasury Obligations	79.96%
Short-Term Investments	5.40%
Total Value of Securities	104.50%
Liabilities Net of Receivables and Other Assets	(4.50%)
Total Net Assets	100.00%

3

Statement of net assets
Delaware Inflation Protected Bond Fund	January 31, 2012 (Unaudited)

	Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations – 1.16%
Fannie Mae REMICs
Series 2010-35 AB 5.00% 11/25/49	USD	1,535,240	$1,669,930
Series 2010-75 NA 4.00% 9/25/28		2,357,074	2,439,488
• Freddie Mac REMIC Series 3067 FA
0.64% 11/15/35		1,488,395	1,483,843

Total Agency Collateralized Mortgage
Obligations (cost $5,559,937)			5,593,261

Agency Mortgage-Backed Securities – 7.53%
Fannie Mae S.F. 15 yr
3.00% 11/1/26		638,759	666,977
4.00% 7/1/25		2,053,176	2,177,462
4.00% 11/1/25		3,230,179	3,461,043
Fannie Mae S.F. 15 yr TBA 3.00% 2/1/26		299,000	311,661
Fannie Mae S.F. 20 yr
5.00% 11/1/29		2,051,369	2,216,721
5.50% 4/1/27		1,097,530	1,196,457
Fannie Mae S.F. 30 yr 5.50% 2/1/38		1,838,987	2,005,896
Fannie Mae S.F. 30 yr TBA 6.00% 2/1/38		19,140,000	21,036,804
Freddie Mac S.F. 15 yr 3.00% 1/1/27		3,000,000	3,131,169

Total Agency Mortgage-Backed Securities
(cost $36,008,920)			36,204,190

Corporate Bonds – 1.64%
Banking – 0.07%
• Morgan Stanley 5.73% 3/5/18		357,000	346,501
			346,501
Basic Industry – 0.40%
# Georgia-Pacific 144A 5.40% 11/1/20		820,000	928,589
Rio Tinto Finance USA 3.75% 9/20/21		945,000	1,015,422
			1,944,011
Brokerage – 0.64%
=^ JPMorgan Structured Products 0.644% 5/18/15	BRL	2,419,000	3,070,421
			3,070,421
Communications – 0.27%
American Tower 5.90% 11/1/21	USD	410,000	442,103
Verizon Communications 3.50% 11/1/21		820,000	859,419
			1,301,522

4

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance – 0.06%
• Prudential Financial 5.29% 6/10/15	USD	286,000	$291,777
			291,777
Technology – 0.20%
Xerox 6.35% 5/15/18		820,000	944,948
			944,948
Total Corporate Bonds (cost $4,790,079)			7,899,180

ΔSovereign Bonds – 8.81%
Australia – 2.48%
Australian Government Inflation Linked Bond
4.00% 8/20/15	AUD	6,214,000	11,931,542
			11,931,542
Brazil – 1.40%
Brazil Notas do Tesouro Nacional Series B
6.00% 5/15/15	BRL	530,000	6,727,254
			6,727,254
Canada – 0.93%
Canadian Government Bond 4.25% 12/1/21	CAD	3,128,831	4,488,437
			4,488,437
Republic of Korea – 1.95%
Korea Treasury Inflation Linked Bond
2.75% 3/10/17	KRW	7,877,963,450	7,641,228
2.75% 6/10/20	KRW	1,701,920,000	1,733,771
			9,374,999
South Africa – 1.25%
South Africa Government Inflation Linked Bond
2.75% 1/31/22	ZAR	44,230,226	6,013,131
			6,013,131
Sweden – 0.80%
Sweden Government Bond 0.50% 6/1/17	SEK	24,500,000	3,816,094
			3,816,094
Total Sovereign Bonds (cost $41,305,778)			42,351,457

5

Statement of net assets
Delaware Inflation Protected Bond Fund

	Principal amount°		Value (U.S. $)
U.S. Treasury Obligations – 79.96%
U.S. Treasury Inflation Indexed Bonds
0.125% 4/15/16	USD	107,283,501	$113,871,351
0.125% 1/15/22		108,150,228	112,679,019
0.625% 7/15/21		25,896,750	28,492,485
∞2.125% 2/15/41		28,879,192	40,534,661
2.375% 1/15/25		12,685,903	16,574,931
U.S. Treasury Inflation Indexed Notes
0.625% 4/15/13		18,409,556	18,861,160
2.00% 1/15/16		26,672,022	30,266,504
2.375% 1/15/17		19,631,675	23,192,979
Total U.S. Treasury Obligations (cost $362,101,455)			384,473,090

Short-Term Investments – 5.40%
Repurchase Agreements – 5.40%
BNP Paribas 0.18%, dated 1/31/12, to be
repurchased on 2/1/12, repurchase price
$25,948,130 (collateralized by U.S.
government obligations 0.00%-4.625%
5/15/12-2/15/19; market value $26,466,675)		25,948,000	25,948,000
Total Short-Term Investments
(cost $25,948,000)			25,948,000

Total Value of Securities – 104.50%
(cost $475,714,169)			502,469,178
Liabilities Net of Receivables and
Other Assets – (4.50%)			(21,617,450	)«
Net Assets Applicable to 43,770,506
Shares Outstanding – 100.00%			$480,851,728

Net Asset Value – Delaware Inflation Protected Bond Fund
Class A ($241,796,034 / 22,006,778 Shares)			$10.99
Net Asset Value – Delaware Inflation Protected Bond Fund
Class B ($921,835 / 84,105 Shares)			$10.96
Net Asset Value – Delaware Inflation Protected Bond Fund
Class C ($92,430,128 / 8,428,924 Shares)			$10.97
Net Asset Value – Delaware Inflation Protected Bond Fund
Institutional Class ($145,703,731 / 13,250,699 Shares)			$11.00

6

Components of Net Assets at January 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$454,363,319
Undistributed net investment income	215,840
Accumulated net realized loss on investments	(262,650)
Net unrealized appreciation of investments and derivatives	26,535,219
Total net assets	$480,851,728

°	Principal amount is stated in the currency in which each security is denominated.
Δ	Securities have been classified by country of origin.
∞	Fully or partially pledged as collateral for futures contracts.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2012, the aggregate value of fair valued securities was $3,070,421, which represented 0.64% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of January 31, 2012. Interest rates reset periodically.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2012, the aggregate value of Rule 144A securities was $928,589, which represented 0.19% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
«	Includes foreign currency valued at $271,407 with a cost of $399,455.

Net Asset Value and Offering Price Per Share –
Delaware Inflation Protected Bond Fund
Net asset value Class A (A)	$10.99
Sales charge (4.50% of offering price) (B)	0.52
Offering price	$11.51

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

7

Statement of net assets
Delaware Inflation Protected Bond Fund

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at January 31, 2012:[1]

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
GSC	EUR	(1,086,616)	USD	1,420,000	2/17/12	$(2,434)
HSBC	EUR	(727,796)	USD	950,000	2/17/12	(2,722)
MSC	KRW	(8,198,640,000)	USD	7,165,932	2/17/12	(122,892)
						$(128,048)

Futures Contracts

				Unrealized
				Appreciation
Contracts to Sell	Notional Cost	Notional Value	Expiration Date	(Depreciation)
(216) U.S. Treasury Ultra Bond	$(34,439,388)	$(34,553,250)	3/30/12	$(113,862)

Swap Contracts
CDS Contracts

				Annual		Unrealized
		Notional		Protection	Termination	Appreciation
Counterparty	Swap & Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
	ITRAXX Europe Subordinate
BCLY	Financials 16.1 5 yr CDS	EUR	7,210,000	5.00%	12/20/16	$31,326
MSC	Republic of France 5 yr CDS	USD	1,020,000	0.25%	12/20/16	(13,267)
						$18,059

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

8

Summary of abbreviations:
AUD — Australian Dollar
BCLY — Barclays Bank
BRL — Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
EUR — European Monetary Unit
GSC — Goldman Sachs Capital
HSBC — Hong Kong Shanghai Bank
KRW — South Korean Won
MSC — Morgan Stanley Capital
REMIC — Real Estate Mortgage Investment Conduit
SEK — Swedish Krona
S.F. — Single Family
TBA — To be announced
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

9

Statement of operations
Delaware Inflation Protected Bond Fund	Six Months Ended January 31, 2012 (Unaudited)

Investment Income:
Interest		$196,720

Expenses:
Management fees	$983,803
Distribution expenses – Class A	264,509
Distribution expenses – Class B	5,276
Distribution expenses – Class C	464,203
Dividend disbursing and transfer agent fees and expenses	268,299
Accounting and administration expenses	86,074
Registration fees	39,943
Legal fees	24,835
Reports and statements to shareholders	21,394
Custodian fees	16,074
Audit and tax	15,070
Trustees’ fees	11,275
Dues and services	5,140
Insurance fees	1,877
Consulting fees	1,715
Pricing fees	1,552
Trustees’ expenses	868	2,211,907
Less fees waived		(261,263)
Less expense paid indirectly		(85)
Total operating expenses		1,950,559
Net Investment Loss		(1,753,839)

10

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$17,127,318
Foreign currencies	(86,093)
Foreign currency exchange contracts	864,561
Futures contracts	(3,041,794)
Options written	(206,173)
Swap contracts	1,095,847
Net realized gain	15,753,666
Net change in unrealized appreciation (depreciation) of:
Investments	3,009,121
Foreign currencies	(2,956)
Foreign currency exchange contracts	(427,180)
Futures contracts	(113,682)
Swap contracts	(153,983)
Net change in unrealized appreciation (depreciation)	2,311,320
Net Realized and Unrealized Gain	18,064,986

Net Increase in Net Assets Resulting from Operations	$16,311,147

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets
Delaware Inflation Protected Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/12	7/31/11
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income (loss)	$(1,753,839)	$8,539,433
Net realized gain	15,753,666	15,742,248
Net change in unrealized appreciation (depreciation)	2,311,320	10,886,616
Net increase in net assets resulting from operations	16,311,147	35,168,297

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,009,285)	(5,176,216)
Class B	(2,576)	(29,321)
Class C	(226,632)	(1,932,987)
Institutional Class	(706,220)	(3,178,859)

Net realized gain on investments:
Class A	(8,169,883)	(5,130,269)
Class B	(37,345)	(50,583)
Class C	(3,398,410)	(2,487,580)
Institutional Class	(4,595,078)	(2,111,814)
	(18,145,429)	(20,097,629)
Capital Share Transactions:
Proceeds from shares sold:
Class A	99,696,168	114,284,845
Class B	38,178	102,825
Class C	14,647,140	31,292,600
Institutional Class	58,924,669	115,561,320

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	7,838,299	7,720,158
Class B	39,579	77,646
Class C	3,266,001	3,816,091
Institutional Class	4,431,991	3,346,260
	188,882,025	276,201,745

12

	Six Months	Year
	Ended	Ended
	1/31/12	7/31/11
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(53,950,370)	$(95,625,307)
Class B	(270,765)	(911,700)
Class C	(14,662,339)	(20,563,927)
Institutional Class	(58,018,361)	(25,900,309)
	(126,901,835)	(143,001,243)
Increase in net assets derived from
capital share transactions	61,980,190	133,200,502
Net Increase in Net Assets	60,145,908	148,271,170

Net Assets:
Beginning of period	420,705,820	272,434,650
End of period (including undistributed net investment
income of $215,840 and $143,492, respectively)	$480,851,728	$420,705,820

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights
Delaware Inflation Protected Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$11.040	$10.630	$10.080	$10.160	$9.520	$9.540

(0.040)	0.291	0.314	0.124	0.569	0.426
0.448	0.787	0.603	(0.014)	0.576	(0.040)
0.408	1.078	0.917	0.110	1.145	0.386

(0.055)	(0.325)	(0.367)	(0.133)	(0.505)	(0.406)
(0.403)	(0.343)	—	(0.057)	—	—
(0.458)	(0.668)	(0.367)	(0.190)	(0.505)	(0.406)

$10.990	$11.040	$10.630	$10.080	$10.160	$9.520

3.80%	10.55%	9.25%	1.12%	12.13%	4.13%

$241,796	$189,624	$156,345	$83,771	$19,624	$2,329
0.81%	0.80%	0.78%	0.75%	0.75%	0.76%

0.93%	0.97%	0.94%	0.94%	0.94%	1.10%
(0.72% )	2.72%	3.00%	1.27%	5.58%	4.46%

(0.84% )	2.55%	2.84%	1.08%	5.39%	4.12%
112%	157%	118%	188%	178%	553%

15

Financial highlights
Delaware Inflation Protected Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$11.030	$10.620	$10.020	$10.160	$9.520	$9.540

(0.081)	0.210	0.235	0.051	0.491	0.354
0.441	0.789	0.600	(0.014)	0.574	(0.039)
0.360	0.999	0.835	0.037	1.065	0.315

(0.027)	(0.246)	(0.235)	(0.120)	(0.425)	(0.335)
(0.403)	(0.343)	—	(0.057)	—	—
(0.430)	(0.589)	(0.235)	(0.177)	(0.425)	(0.335)

$10.960	$11.030	$10.620	$10.020	$10.160	$9.520

3.36%	9.74%	8.40%	0.39%	11.25%	3.37%

$922	$1,121	$1,806	$1,886	$2,032	$463
1.56%	1.55%	1.53%	1.50%	1.50%	1.51%

1.68%	1.72%	1.69%	1.69%	1.69%	1.85%
(1.47% )	1.97%	2.25%	0.52%	4.83%	3.71%

(1.59% )	1.80%	2.09%	0.33%	4.64%	3.37%
112%	157%	118%	188%	178%	553%

17

Financial highlights
Delaware Inflation Protected Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$11.030	$10.620	$10.020	$10.160	$9.520	$9.540

(0.081)	0.210	0.235	0.051	0.492	0.354
0.451	0.789	0.600	(0.014)	0.573	(0.039)
0.370	0.999	0.835	0.037	1.065	0.315

(0.027)	(0.246)	(0.235)	(0.120)	(0.425)	(0.335)
(0.403)	(0.343)	—	(0.057)	—	—
(0.430)	(0.589)	(0.235)	(0.177)	(0.425)	(0.335)

$10.970	$11.030	$10.620	$10.020	$10.160	$9.520

3.45%	9.74%	8.40%	0.39%	11.25%	3.37%

$92,430	$89,740	$71,866	$40,352	$9,169	$1,095
1.56%	1.55%	1.53%	1.50%	1.50%	1.51%

1.68%	1.72%	1.69%	1.69%	1.69%	1.85%
(1.47% )	1.97%	2.25%	0.52%	4.83%	3.71%

(1.59% )	1.80%	2.09%	0.33%	4.64%	3.37%
112%	157%	118%	188%	178%	553%

19

Financial highlights
Delaware Inflation Protected Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended	Year Ended
1/31/12[1]	7/31/11	7/31/10	7/31/09	7/31/08	7/31/07
(Unaudited)
$11.040	$10.630	$10.100	$10.160	$9.530	$9.540

(0.026)	0.317	0.339	0.148	0.594	0.450
0.453	0.788	0.603	(0.014)	0.567	(0.030)
0.427	1.105	0.942	0.134	1.161	0.420

(0.064)	(0.352)	(0.412)	(0.137)	(0.531)	(0.430)
(0.403)	(0.343)	—	(0.057)	—	—
(0.467)	(0.695)	(0.412)	(0.194)	(0.531)	(0.430)

$11.000	$11.040	$10.630	$10.100	$10.160	$9.530

3.98%	10.83%	9.51%	1.36%	12.30%	4.50%

$145,704	$140,221	$42,418	$95,132	$90,412	$40,544
0.56%	0.55%	0.53%	0.50%	0.50%	0.51%

0.68%	0.72%	0.69%	0.69%	0.69%	0.85%
(0.47% )	2.97%	3.25%	1.52%	5.83%	4.71%

(0.59% )	2.80%	3.09%	1.33%	5.64%	4.37%
112%	157%	118%	188%	178%	553%

21

Notes to financial statements
Delaware Inflation Protected Bond Fund	January 31, 2012 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Core Plus Bond Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware Inflation Protected Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide inflation protection and current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily

22

in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (July 31, 2008–July 31, 2011) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2012.

To Be Announced Trades — The Fund may purchase certain securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

23

Notes to financial statements
Delaware Inflation Protected Bond Fund

1. Significant Accounting Policies (continued)

Inflation-Indexed Bonds — The Fund invests in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statement of operations, even though investors do not receive their principal until maturity.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund expects to declare and pay dividends from net investment income monthly. The Fund will distribute net realized capital gains, if any, at least annually, usually in December. The Fund may distribute income dividends and capital gains more frequently, if necessary, for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

24

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended January 31, 2012.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended January 31, 2012, the Fund earned $ 85 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

Effective November 28, 2011, DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.57% of average daily net assets of the Fund through November 28, 2012. Prior to November 28, 2011, DMC had contractually agreed to waive its management fees to the extent necessary to ensure that total annual expenses did not exceed 0.55% of average daily net assets of the Fund. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement apply only to expenses paid directly by the Fund. This waiver and reimbursement may be terminated only by agreement of the Manager and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended January 31, 2012, the Fund was charged $10,828 for these services.

25

Notes to financial statements
Delaware Inflation Protected Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares. Institutional Class shares pay no distribution and service expenses.

At January 31, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$121,918
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	11,392
Distribution fees payable to DDLP	128,380
Other expenses payable to DMC and affiliates*	13,505

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2012, the Fund was charged $6,420 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2012, DDLP earned $33,622 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2012, DDLP received gross CDSC commissions of $0, $29 and $1,897 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2012, the Fund made purchases of $130,657,837 and sales of $115,361,403 of investment securities other than U.S. government securities and short-term investments. For the six months ended January 31, 2012, the Fund made purchases of $409,501,651 and sales of $358,464,441 of long-term U.S. government securities.

26

At January 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2012, the cost of investments was $ 480,810,280. At January 31, 2012, net unrealized appreciation was $21,658,898, of which $22,531,414 related to aggregate unrealized appreciation of investments and $872,516 related to aggregate unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

27

Notes to financial statements
Delaware Inflation Protected Bond Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$41,797,451	$—	$41,797,451
Corporate Debt	—	7,899,180	—	7,899,180
Foreign Debt	—	35,624,203	6,727,254	42,351,457
U.S. Treasury Obligations	—	384,473,090	—	384,473,090
Short-Term Investments	—	25,948,000	—	25,948,000
Total	$—	$495,741,924	$6,727,254	$502,469,178

Foreign Currency
Exchange Contracts	$—	$(128,048)	$—	$(128,048)
Futures Contracts	$(113,862)	$—	$—	$(113,862)
Swap Contracts	$—	$18,059	$—	$18,059

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Debt	Foreign Debt	Total
Balance as of 7/31/11	$3,185,193	$4,740,261	$7,925,454
Purchase	—	1,981,908	1,981,908
Transfers out of Level 3	(2,501,481)	—	(2,501,481)
Net change in unrealized
appreciation (depreciation)	(683,712)	5,085	(678,627)
Balance as of 1/31/12	$—	$6,727,254	$6,727,254

Net change in unrealized
appreciation (depreciation)
from investments still held
as of 1/31/12	$—	$5,085	$5,085

During the six months ended January 31, 2012, transfers out of Level 3 investments into Level 2 investments were made in the amount of $2,501,481 for the Fund. This was due to the Fund’s pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the six months ended January 31, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. The Fund's policy is to recognize transfers between levels at the end of the reporting period.

28

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2012 and the year ended July 31, 2011 was as follows:

	Six Months	Year
	Ended	Ended
	1/31/12*	7/31/11
Ordinary income	$6,527,546	$13,767,558
Long-term capital gain	11,617,883	6,330,071
Total	$18,145,429	$20,097,629

*Tax information for the six months ended January 31, 2012 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2012, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$454,363,319
Undistributed ordinary income	6,200,657
Undistributed long-term capital gains	1,243,646
Unrealized appreciation on investments,
swap contracts and foreign currencies	20,860,336
Other temporary differences	(1,816,230)
Net assets	$480,851,728

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, mark-to-market of future contracts, mark-to-market of foreign currency contracts, tax treatment of CDS contracts, and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities and tax treatment of CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2012, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$3,770,900
Accumulated net realized loss	(3,770,900)

29

Notes to financial statements
Delaware Inflation Protected Bond Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/12	7/31/11
Shares sold:
Class A	8,973,322	10,776,523
Class B	3,425	9,720
Class C	1,327,347	2,939,402
Institutional Class	5,366,491	10,832,942

Shares issued upon reinvestment of dividends and distributions:
Class A	729,577	729,238
Class B	3,692	7,352
Class C	304,368	360,721
Institutional Class	411,927	315,337
	17,120,149	25,971,235

Shares repurchased:
Class A	(4,874,084)	(9,040,540)
Class B	(24,712)	(85,512)
Class C	(1,337,717)	(1,932,068)
Institutional Class	(5,226,935)	(2,439,780)
	(11,463,448)	(13,497,900)
Net increase	5,656,701	12,473,335

For the six months ended January 31, 2012 and the year ended July 31, 2011, 7,449 Class B shares were converted to 7,435 Class A shares valued at $ 81,773 and 46,716 Class B shares were converted to 46,629 Class A shares valued at $500,969, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. On August 1, 2011, the Fund, along with other Participants, entered into an amendment for a $100,000,000 revolving line of credit. The line of credit under the agreement expired on November 15, 2011.

30

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of January 31, 2012, or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Future Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When

31

Notes to financial statements
Delaware Inflation Protected Bond Fund

8. Derivatives (continued)

the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended January 31, 2012, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended January 31, 2012, the Fund did not enter into any CDS contracts as a seller or protection. At January 31, 2012, the aggregate unrealized appreciation of CDS was $18,059. If a credit event had occurred for all swap transactions where collateral posting was required as of January 31, 2012, the Fund would have received EUR 7,210,000 and USD 1,020,000 less the value of the contracts’ related reference obligations.

32

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of January 31, 2012 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$—	Liabilities net of receivables and other assets	$(128,048)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(113,862)
Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	31,326	Liabilities net of receivables and other assets	(13,267)
Total		$31,326		$(255,177)

33

Notes to financial statements
Delaware Inflation Protected Bond Fund

8. Derivatives (continued)

The effect of derivative instruments on the statement of operations for the six months ended January 31, 2012 was as follows:

			Change in
			Unrealized
		Realized Gain	Appreciation
		or Loss on	or Depreciation
	Location of Gain or Loss on	Derivatives	on Derivatives
	Derivatives Recognized in	Recognized in	Recognized in
	Income	Income	Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of investments and foreign currencies	$864,561 *	$(427,180)
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of investments and foreign currencies	(3,043,137)	(113,682)
Credit contracts (Swap contracts)	Net realized gain on swap contracts and net change in unrealized appreciation (depreciation) of investments and foreign currencies	1,095,847	(153,983)
Total		$(1,082,729)	$(694,845)

*Includes only realized gain (loss) on foreign currency exchange contracts. Realized gain (loss) on foreign currencies are reported on the Fund’s statement of operations.

34

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended January 31, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended January 31, 2012.

	Asset		Liability
	Derivative		Derivative
	Volume		Volume
Forward foreign currency contracts (average cost)	USD	4,791,008	USD	29,806,343
Futures contracts (average notional value)		7,646,016		36,886,750
Swap contracts (average notional value)		—		6,456,445
	EUR	—	EUR	2,730,709

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or

35

Notes to financial statements
Delaware Inflation Protected Bond Fund

9. Securities Lending (continued)

at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. During the six months ended January 31, 2012, the Fund had no securities out on loan.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

10. Credit and Market Risk

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

The Fund may invest up to 10% of its net assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

36

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2012, no securities have been determined illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2012 that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information
(Unaudited)
Delaware Inflation Protected Bond Fund

Board consideration of Delaware Inflation Protected Bond Fund Investment Advisory Agreement

At a meeting held on August 16–17, 2011 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Inflation Protected Bond Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided in May 2011 and included independent historical and comparative reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent legal counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. It is expected that such measures will improve the quality and lower the cost of delivering transfer agent and shareholder servicing

38

services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods, as applicable, ended March 31, 2011. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional Treasury inflation-protected securities (TIPS) funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the three- and five-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the one-year period was in the fourth quartile. The Board determined that the Fund’s performance results were mixed, but tended toward above median, which was acceptable.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including

39

Other Fund information
(Unaudited)
Delaware Inflation Protected Bond Fund

Board consideration of Delaware Inflation Protected Bond Fund Investment Advisory Agreement (continued)

12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

40

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Group® Government Fund (the Trust) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Trustees of the Trust, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending July 31, 2010. During the fiscal years ended July 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trust’s financial statements.

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About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Frances A. Sevilla-Sacasa Executive Advisor to Dean, University of Miami School of Business Administration Coral Gables, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Inflation Protected Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.
Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

42

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® GOVERNMENT FUND

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 4, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 4, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 4, 2012